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                                 THE UBS FUNDS
                               UBS STRATEGY FUND
                             UBS S&P 500 INDEX FUND
                             UBS MONEY MARKET FUND
                           UBS ENHANCED S&P 500 FUND
                         UBS PACE SELECT ADVISORS TRUST
                          UBS ENHANCED NASDAQ-100 FUND
                        UBS FINANCIAL SERVICES FUND INC.

                             PROSPECTUS SUPPLEMENT

                                                                January 31, 2003

Dear Investor,

      The purpose of this supplement is to notify you of the ability to exchange shares of various UBS Funds. These changes will become effective as of August 1, 2003.

In the 'Managing Your Fund Account' section, the definition of 'Family Funds' is amended to read as follows:

       'Family Funds' include other UBS Funds, UBS PACE Select funds and other funds for which UBS Global AM serves as principal underwriter.

In the 'Managing Your Fund Account' section under the heading 'Exchanging Shares,' the first paragraph is replaced with the following:

       You may exchange Class A, Class B or Class C shares of the fund for shares of the same class of most other Family Funds. You may not exchange Class Y shares.

                                                                   Item # ZS-168